SUBSEQUENT EVENTS (Details Narrative)												1 Months Ended										3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 06, 2023 USD ($) $ / shares	Jan. 13, 2023 USD ($)	Nov. 09, 2022 USD ($) $ / shares shares	Sep. 07, 2022 USD ($)	Jul. 15, 2022 USD ($)	Jul. 11, 2022 USD ($) $ / shares shares	Jul. 05, 2022 USD ($) $ / shares shares	Jun. 13, 2022 USD ($) $ / shares shares	Jun. 10, 2022 USD ($)	May 11, 2022 USD ($) $ / shares shares	May 06, 2022 USD ($) shares	Feb. 28, 2023 USD ($) $ / shares shares	Feb. 24, 2023 USD ($) $ / shares shares	Feb. 16, 2023 USD ($) $ / shares shares	Feb. 14, 2023 USD ($) $ / shares shares	Feb. 13, 2023 USD ($)	Nov. 29, 2022 USD ($) $ / shares shares	Jul. 22, 2022 USD ($) integer	Jun. 29, 2022 USD ($)	May 26, 2022 USD ($) $ / shares shares	May 23, 2022 USD ($) $ / shares shares	Jan. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2022 USD ($)	Jan. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2022 USD ($)	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	May 23, 2023 USD ($)	Feb. 15, 2023 USD ($) $ / shares	Feb. 03, 2023 USD ($) $ / shares	Feb. 02, 2023 USD ($)	Jan. 26, 2023 $ / shares	Dec. 01, 2022 $ / shares shares	Oct. 20, 2022 $ / shares	Sep. 15, 2022 $ / shares	Aug. 26, 2022 $ / shares shares	Aug. 05, 2022 $ / shares shares	Jul. 18, 2022 $ / shares	Jun. 28, 2022 USD ($) integer $ / shares	Apr. 18, 2022 USD ($) $ / shares	May 02, 2019 USD ($)	Aug. 23, 2018 $ / shares	Apr. 14, 2016 USD ($)
Common stock share authorized | shares																						2,000,000,000		2,000,000,000		950,000,000	950,000,000	950,000,000						2,000,000,000			2,000,000,000
Common stock, par value | $ / shares	$ 0.001		$ 0.001												$ 0.001		$ 0.001				$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001				$ 0.001		$ 0.001
Convertible secured promissory note			$ 560,000														$ 560,000
Principal amount			10,637														0
Interest			14,913														25,200														$ 17,841
Conversion fee			$ 1,750												$ 1,750		$ 1,750
Common stocks conversion shares | shares			39,000,000														38,500,000
Note Payable																	$ 30,000													$ 200,000
Conversion Rate																	60.00%
Common stock conversion shares | shares															20,000,000
Sale of stock price | $ / shares																																	$ 0.00045
OID payments																					$ 56,000
Aggregate principal amount								$ 100,000													560,000																				$ 560,000	$ 100,000
Principal amount																					560,000
Bear interest rate								22.00%
Issued of common stock shares evaluated | shares								5,000,000
Stock trading price | $ / shares								$ 0.0215
Face value of note payable					$ 200,000
Original issue discount				$ 5,000	$ 40,000							$ 177,841
Accrued interest					10.00%
Discreption of monthly payment				least 10:1 (10 outstanding shares of Common Stock being converted into 1 share of Common Stock in the reverse stock split), if the Trading Price (as defined below) for the Common Stock is below $0.001/share for more than 10 trading days	seven equal monthly payments of thirty-one thousand, four hundred twenty-eight dollars and fifty-seven cents ($31,428.57), commencing on December 15, 2022 and continuing on the 15th day of each month thereafter until paid in full not later than July 15, 2023 (the "Maturity Date".
Conversion fee							$ 1,750														1,750
Interest expense																						$ 278,439	$ 162,370	$ 1,182,529	$ 317,293	$ 421,178		$ 179,586
Outstanding principal mount increased																															160,000	$ 100,000
Debt interest rate		22.00%
Convertible unsecured promissory note		$ 100,000
Debt issue costs																					$ 35,240
Due to related party																															$ 177,841
Converted amount												$ 25,275			$ 4,445
Non returnable Shares issued upon exercise of warrant, shares | shares												97,896,638
Conversion price description												The conversion price was from $0.0002 to $0.0003 per share and after the conversions
Outstanding principal and interest balance												$ 155,276
Proceeds from the sale of common stock	$ 18,000																							$ 574,174		0		$ 1,000
Repayment of debt	2,500
Outstanding principal balance	$ 30,000														512,218
Debt instrument converted interest															$ 5,605											$ 139,995	$ 100,817
Original convertible unsecured promissory note																													$ 560,000															$ 50,000
Conversion price per share | $ / shares															$ 0.00059
Common stock, shares issued | shares																						1,214,831,545		1,214,831,545		527,327,424	419,562,102	419,562,102										73,010,363
Sale of common stock, amount																						$ 24,374		$ 574,174
Subsequent Event [Member] | Common Stock Purchase Agreements [Member]
Common stock, par value | $ / shares													$ 0.01	$ 0.01
Sale of stock price | $ / shares													$ 0.0003	$ 0.00045
Proceeds from the sale of common stock														$ 18,000		$ 50,000
Common stock share sold | shares													15,000,000	40,000,000
Maximum repayment from proceeds													$ 4,500			$ 50,000
Subsequent Event [Member] | Lender [Member]
Common stock, par value | $ / shares												$ 0.001
Non returnable Shares issued upon exercise of warrant, shares | shares												100,000,000
Broker Representative [Member]
Acquisition of common stock | shares																					1,080,000
Warrant 1 [Member]
Warrants Term																					5 years
Stock exercise price | $ / shares																					$ 0.022
Expected term of warrant																					5 years
Warrant discount rate																					1.07%
Warrant exercise | $ / shares																					$ 0.03
Expected volatility																					317.00%
Warrant [Member]
Debt issue costs																					$ 370,602
Non returnable Shares issued upon exercise of warrant, shares | shares																					13,350,000
Proceeds from the sale of common stock										$ 29,157,141
Warrants Rrecorded as debt discount																					$ 274,962
Warrants Term																					3 years
Warrant exercise price | $ / shares																					$ 0.025
Stock exercise price | $ / shares																					$ 0.022
Expected term of warrant																					3 years
Expected volatility																					283.00%
Warrant discount rate																					1.07%
Received of proceeds from the sale of shares of stock										$ 549,800
Common stock shares | shares										125,000,000
Common stock par value | $ / shares										$ 0.001
Lease deposit						$ 115,000
Bankruptcy payable									$ 70,000
Bankruptcy settlement cash payment									12,500
Gain on settlement									$ 57,500
Amended warrant exercise price | $ / shares																																							$ 0.0168
Investor [Member]
Proceeds from the sale of common stock										$ 1,904,761
Received of proceeds from the sale of shares of stock										$ 40,000
Convertible Unsecured Promissory Note [Member]
Common stock, par value | $ / shares						$ 0.001	$ 0.001														$ 0.001																	$ 0.001		$ 0.001
Principal amount						$ 30,000	$ 42,587														$ 135,670																			$ 1,811,594
Promissory note						55,000	315,000																																	55,000
Accrued interest						$ 2,200	$ 2,063														$ 18,020
Common stock conversion shares | shares						2,333,333	8,000,000														26,800,000
Principal balance of the promissory note						$ 0	$ 136,743														$ 179,330																			30,000
Interest expense						$ 847	34,458												$ 1,199		44,033
Debt issue costs							$ 23,744												$ 847		58,202
Equity Line Purchase Agreement [Member]
Sale of common stock, amount											$ 10,000,000
Sale of common stock, shares | shares											400,000,000
Description of equity line purchase agreement											Subject to the satisfaction of all of the conditions set forth in the Agreement, the Company shall have the right, but not the obligation, to direct the Investor, by its delivery to the Investor of a Purchase Notice from time to time, to purchase a minimum of twenty thousand dollars ($20,000) and up to a maximum of; (i) two hundred fifty thousand dollars ($250,000), or (ii) one hundred and fifty percent (150%) of the average daily volume traded for the Company’s common stock during the relevant Valuation Period (subject to adjustments for stock splits, dividends, and similar occurrences), subject to the Available Amount. The Valuation Period is the ten (10) consecutive Business Days immediately preceding, but not including the date a Purchase Notice is delivered
Convertible Notes Payable [Member] | Unsecured [Member]
Common stock, par value | $ / shares																				$ 0.001
Common stock, shares issued | shares																				2,600,000
Outstanding principal balance of the note payable																				$ 6,000
Outstanding principal balance of the accrued interest																				1,221
Difference of offset to additional paid in capital																				$ 4,621
8% Convertible Promissory Note [Member] | Investor [Member]
Principal amount																		$ 53,000																						$ 55,000
Bear interest rate																		22.00%	22.00%
Net proceeds for working capital from the issuance of the convertible promissory note																		$ 50,000	$ 52,000
Debt issue costs																		$ 3,000	$ 3,000
Date of issuance																		Jul. 22, 2023	Jun. 29, 2023
Conversion price percentage																		65.00%	65.00%
Amount received by Lender																		$ 81,538	$ 84,615
Premium liability offset to interest expense																		28,538	29,615
Debt issue costs offset to promissory note, amount																		$ 3,000	$ 3,000
Promissory note amortization period																		1-year term	1-year term
Number of trading days | integer																		10																						10
Secured Convertible Note [Member]
Principal amount																					$ 560,000
Original issue discount rate																					10.00%
OID payments																					$ 56,000
Net proceeds from the issuance of the note																					$ 468,760
Bear interest rate																					12.00%
Debt issue costs																					$ 35,240
Maturity date																					May 23, 2023